Eaton Vance

High Yield Municipal Income Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 2.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.9%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$4,575,867
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	5,715	5,572,125
Montefiore Obligated Group, 4.287%, 9/1/50	8,915	9,320,332
Tower Health, 4.451%, 2/1/50	11,500	9,688,750

		$29,157,074

Other — 0.7%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$10,004,287

		$10,004,287

Total Corporate Bonds — 2.6% (identified cost $36,784,566)		$39,161,361

Tax-Exempt Municipal Obligations — 88.6%
Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$567	$141,797

		$141,797

Education — 4.4%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	$1,270	$1,448,055
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	925	975,237
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)(4)	800	855,912
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	613,583
5.375%, 6/15/48(1)	1,020	1,131,343
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	382,171
District of Columbia, (District of Columbia International School):
5.00%, 7/1/39	710	836,465
5.00%, 7/1/49	700	808,409
District of Columbia, (KIPP DC):
4.00%, 7/1/39	280	314,866
4.00%, 7/1/44	270	301,347
4.00%, 7/1/49	385	427,735

Security	Principal Amount (000’s omitted)	Value
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/41(1)	$1,190	$1,375,212
5.00%, 6/1/49(1)	2,100	2,331,609
5.00%, 6/1/61(1)	1,175	1,331,533
Erie Higher Education Building Authority, PA, (Gannon University), 5.00%, 5/1/47	475	572,090
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	802,822
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	878,835
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,070	1,101,822
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	170	192,921
5.00%, 7/1/55	460	513,825
Kentucky Bond Development Corp., (Transylvania University):
4.00%, 3/1/46	1,035	1,164,934
4.00%, 3/1/49	705	791,081
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
4.00%, 9/1/35	300	344,475
4.00%, 9/1/40	1,200	1,358,592
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,605,600
Michigan State University, 5.00%, 2/15/44	1,000	1,248,520
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 3/1/29	8,075	10,664,249
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,125,710
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	330	352,866
5.00%, 6/15/39(1)	205	223,991
5.00%, 6/15/49(1)	260	280,758
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	840	984,060
5.00%, 4/1/50(1)	2,510	2,891,319
5.50%, 4/1/32	170	176,140
5.75%, 4/1/42	2,045	2,114,959
Romeoville, IL, (Lewis University):
5.00%, 10/1/27	1,000	1,119,810
5.00%, 10/1/29	1,000	1,110,640
5.00%, 10/1/30	1,000	1,106,790
5.00%, 10/1/35	2,000	2,194,920
University of California, 5.00%, 5/15/38(5)	10,000	10,914,400
Waco Education Finance Corp., TX, (Baylor University), 5.00%, 3/1/35	1,260	1,624,203
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.):
4.00%, 3/15/40	750	830,512
5.00%, 3/15/50	2,345	2,798,523

		$67,222,844

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 3.0%
Arkansas River Power Authority, CO:
5.00%, 10/1/31	$1,500	$1,800,795
5.00%, 10/1/32	1,500	1,792,935
5.00%, 10/1/38	9,325	10,932,910
5.00%, 10/1/43	2,250	2,610,112
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	17,799,501
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	8,332,125
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/38	1,420	1,854,080

		$45,122,458

Escrowed/Prerefunded — 3.6%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Prerefunded to 12/1/22, 5.00%, 12/1/33	$5,000	$5,381,300
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,488,660
Detroit, MI, Sewage Disposal System:
Prerefunded to 7/1/22, 5.00%, 7/1/32	3,185	3,365,621
Prerefunded to 7/1/22, 5.25%, 7/1/39	3,355	3,554,958
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	13,100	13,207,158
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,489,118
Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	1,905	2,013,033
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University):
Prerefunded to 4/1/25, 5.00%, 4/1/30	800	943,240
Prerefunded to 4/1/25, 5.00%, 4/1/35	1,000	1,179,050
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	1,325	1,354,985
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), Prerefunded to 12/1/24, 5.00%, 12/1/31	6,250	7,286,437
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), Prerefunded to 1/1/24, 7.00%, 1/1/34	3,000	3,523,890
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,708,621
Will County Community Unit School District No. 365-U, IL, (Valley View), Prerefunded to 11/1/21, 5.75%, 11/1/32	3,855	3,962,400

		$55,458,471

General Obligations — 5.3%
Centennial Independent School District No. 12, Circle Pines, MN:
0.00%, 2/1/31	$1,225	$932,960
0.00%, 2/1/33	1,500	1,038,525
Chicago Board of Education, IL:
5.00%, 12/1/21	790	811,038
5.00%, 12/1/26	1,595	1,889,772
5.00%, 12/1/40	3,000	3,678,030
5.00%, 12/1/42	1,820	1,898,842

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, 5.00%, 1/1/40	$2,000	$2,377,920
Detroit, MI:
5.00%, 4/1/30	1,400	1,668,856
5.00%, 4/1/31	865	1,026,694
5.50%, 4/1/31	565	714,516
5.50%, 4/1/32	595	749,159
5.50%, 4/1/35	350	437,055
5.50%, 4/1/45	1,930	2,395,497
5.50%, 4/1/50	2,320	2,864,574
Illinois:
4.00%, 6/1/33	4,000	4,394,400
4.00%, 11/1/40	4,000	4,503,080
5.00%, 11/1/30	7,200	8,460,288
5.00%, 5/1/33	9,480	11,374,768
5.00%, 5/1/35	3,500	3,849,755
5.00%, 12/1/42	8,125	9,475,944
5.25%, 7/1/30	2,800	3,042,172
5.50%, 5/1/39	1,085	1,384,807
5.75%, 5/1/45	1,115	1,431,314
New Jersey, 4.00%, 6/1/31	3,000	3,727,230
Sherwood School District No. 88J, OR, 0.00%, 6/15/37	3,630	2,106,707
Will and Cook Counties Community High School District No. 210, IL:
0.00%, 1/1/27	60	53,353
3.375%, 1/1/33	450	456,871
5.00%, 1/1/28	3,500	3,703,245

		$80,447,372

Hospital — 10.8%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,446,620
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center):
4.00%, 7/1/40	2,125	2,495,940
4.00%, 7/1/45	3,000	3,480,090
Berks County Industrial Development Authority, PA, (Tower Health):
5.00%, 11/1/47	510	514,422
5.00%, 11/1/50	5,000	5,059,200
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/35	250	272,813
5.00%, 11/1/40	550	598,686
5.00%, 11/1/44	500	542,005
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,162,650
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	2,400	2,823,048
Camden County Improvement Authority, NJ, (Cooper Health System):
5.00%, 2/15/29	1,000	1,106,650
5.00%, 2/15/32	2,000	2,198,820
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,874,983

Security	Principal Amount (000’s omitted)	Value
Colorado Health Facilities Authority, (Boulder Community Health):
4.00%, 10/1/38	$300	$349,230
4.00%, 10/1/39	300	348,369
4.00%, 10/1/40	300	347,547
Colorado Health Facilities Authority, (Parkview Medical Center, Inc.), (PSF Guaranteed), 4.00%, 9/1/45	1,000	1,131,640
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,449,479
Cuyahoga County, OH, (The MetroHealth System):
5.00%, 2/15/31	1,500	1,777,530
5.00%, 2/15/32	1,500	1,772,775
Decatur Hospital Authority, TX, (Wise Regional Health System):
5.00%, 9/1/34	1,625	1,811,631
5.25%, 9/1/29	1,675	1,898,378
5.25%, 9/1/44	8,880	9,904,397
Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group), 4.00%, 11/15/50	1,300	1,509,157
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	315	337,346
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,595	2,951,994
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	4,000	4,575,400
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	3,311,964
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):
5.50%, 6/1/29	710	757,698
6.00%, 6/1/39	3,805	4,058,717
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	5,118,523
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/40	300	346,911
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	925	1,142,320
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/44	4,000	4,837,720
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), (LOC: JPMorgan Chase Bank, N.A.), 0.01%, 11/15/35(6)	5,000	5,000,000
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,254,075
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,903,149
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	6,901,587
5.00%, 7/1/41	1,750	2,039,817
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/50	10,000	11,270,700
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/32(1)	1,000	1,165,570
5.00%, 12/1/33(1)	2,000	2,321,560
5.00%, 12/1/34(1)	3,900	4,511,637
5.00%, 12/1/35(1)	1,000	1,152,830
5.00%, 12/1/40(1)	2,300	2,564,155

Security	Principal Amount (000’s omitted)	Value
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/38	$1,025	$1,234,899
5.25%, 8/15/43	14,865	18,116,124
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/40	875	1,092,140
Palm Beach County Health Facilities Authority, FL, (Baptist Health South Florida Obligated Group), 3.00%, 8/15/44	1,170	1,246,249
Public Finance Authority, WI, (Appalachian Regional Healthcare System):
4.00%, 7/1/46	500	571,540
4.00%, 7/1/51	625	710,581
5.00%, 7/1/37	275	349,701
5.00%, 7/1/38	375	475,519
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):
5.00%, 12/1/35	3,100	3,335,817
5.75%, 12/1/32	4,050	4,266,513
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(5)	7,000	7,799,050
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	2,500	2,904,775
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	2,580	2,855,183
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,726,900

		$165,084,724

Housing — 0.9%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.):
5.00%, 7/1/34	$750	$798,345
5.00%, 7/1/39	1,250	1,323,200
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.00%, 7/1/40	1,000	1,122,070
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University):
Prerefunded to 4/1/24, 5.00%, 4/1/34	3,885	4,399,996
Prerefunded to 4/1/24, 5.00%, 4/1/39	3,500	3,963,960
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(7)	860	860,000
11.00%, 7/1/31(7)	2,000	2,000,000

		$14,467,571

Industrial Development Revenue — 10.4%
Arkansas Development Finance Authority, (Big River Steel):
(AMT), 4.50%, 9/1/49(1)	$3,750	$4,101,263
Green Bonds, (AMT), 4.75%, 9/1/49(1)	4,000	4,475,040
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	2,019,295
Florida Development Finance Corp., (Waste Pro USA, Inc.):
(AMT), 5.00%, 5/1/29(1)	795	857,018
(AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	2,250	2,331,450

Security	Principal Amount (000’s omitted)	Value
George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	$2,145	$2,439,702
Houston, TX, (United Airlines, Inc. Terminal E Project), (AMT), 4.75%, 7/1/24	7,025	7,375,056
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/15/27	1,750	2,072,018
Illinois Finance Authority, (Navistar International Corp.), 4.75% to 8/1/30 (Put Date), 10/15/40(1)	2,460	2,608,633
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,050	4,241,848
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	2,129,175
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,722,040
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(1)	1,330	1,369,288
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,050,500
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,554,300
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	6,335	6,613,170
(AMT), 4.875%, 11/1/42(1)	6,965	7,307,190
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	11,690	12,131,999
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(1)	480	496,800
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.25%, 9/15/29	8,285	8,794,279
(AMT), 5.50%, 6/1/33	4,375	4,770,369
(AMT), 5.625%, 11/15/30	2,045	2,295,206
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	5,100	5,406,612
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	5,500	5,778,080
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	14,660	17,182,106
(AMT), 5.00%, 10/1/40	7,065	8,870,673
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	1,000	1,124,990
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	14,079,553
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,568,850
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	6,290	7,037,126
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.):
4.50%, 5/1/32(1)	1,440	1,646,323
5.25%, 5/1/44(1)	1,280	1,490,214
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	543,253
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,505,232

		$157,988,651

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.3%
Atlantic City, NJ:
(AGM), 4.00%, 3/1/42	$480	$534,965
(BAM), 5.00%, 3/1/42	1,250	1,484,475
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	606,500
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,137,620
McHenry County Community Unit School District No. 12, IL, (Johnsburg):
(AGM), 5.00%, 1/1/31	3,175	3,540,950
(AGM), 5.00%, 1/1/32	1,215	1,354,360
(AGM), 5.00%, 1/1/33	1,405	1,565,367
(AGM), 5.00%, 7/1/34	2,810	3,128,373
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	5,000	5,715,850

		$19,068,460

Insured-Other Revenue — 2.1%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$7,594,473
(NPFG), 0.00%, 11/15/26	9,395	8,274,083
(NPFG), 0.00%, 11/15/28	9,600	7,866,144
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,063,309
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	366,084
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/40	1,750	1,876,157
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGC), 0.00%, 3/1/34	3,500	2,673,125
(AGM), 3.00%, 3/1/38	1,555	1,678,311

		$31,391,686

Insured-Special Tax Revenue — 2.0%
Illinois Sports Facilities Authority:
(AMBAC), 0.00%, 6/15/25	$750	$699,967
(AMBAC), 0.00%, 6/15/26	2,380	2,160,802
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	21,189,430
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,515	2,807,520
(AGM), 3.75%, 5/1/40	3,005	3,349,223

		$30,206,942

Insured-Transportation — 2.1%
Chicago, IL, (O’Hare International Airport):
(AGM), 5.25%, 1/1/32	$1,500	$1,612,200
(AGM), 5.25%, 1/1/33	650	698,289
(AGM), 5.50%, 1/1/43	1,355	1,461,002
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,521,586
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,323,244
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	11,827,400
Ohio, (Portsmouth Gateway Group, LLC):
(AGM), (AMT), 5.00%, 12/31/27	1,150	1,339,830
(AGM), (AMT), 5.00%, 12/31/28	1,600	1,859,136
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,965,755

		$32,608,442

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 0.6%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$2,155	$1,735,055
(AGM), 0.00%, 10/1/28	3,965	2,988,738
(AGM), 0.00%, 10/1/29	3,035	2,136,640
(AGM), 0.00%, 10/1/30	2,580	1,692,273

		$8,552,706

Lease Revenue/Certificates of Participation — 1.6%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/23, 5.00%, 12/1/29(5)	$10,875	$12,217,954
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	930	933,748
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	1,530	1,855,324
5.00%, 6/15/44	8,290	10,117,033

		$25,124,059

Nursing Home — 0.0%(2)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$490	$493,161

		$493,161

Other Revenue — 1.7%
Build NYC Resource Corp., NY, (YMCA of Greater New York):
4.00%, 8/1/31	$650	$694,168
4.00%, 8/1/36	875	921,401
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	1,125,000
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,442,990
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,372,418
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(5)	10,000	11,572,400
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,105	7,184,164
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	788,907

		$26,101,448

Senior Living/Life Care — 10.4%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,370,290
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	7,945	8,429,009
5.00%, 11/15/38	1,000	1,131,400
Centerville, OH, (Graceworks Lutheran Services):
5.25%, 11/1/37	3,250	3,468,725
5.25%, 11/1/47	3,190	3,348,990
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/48	425	450,696
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	269,168
5.375%, 11/15/55	300	323,505

Security	Principal Amount (000’s omitted)	Value
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	$1,210	$1,343,209
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	867,968
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	1,101,330
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	1,600	1,712,112
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,084,020
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	136,206
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	415	438,219
6.375%, 1/1/33	655	695,951
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.):
5.125%, 11/15/32	525	555,151
5.25%, 11/15/37	480	506,827
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,740,715
Illinois Finance Authority, (Plymouth Place, Inc.):
5.00%, 5/15/37	1,000	1,178,020
5.00%, 5/15/41	400	470,184
Indiana Finance Authority, (Marquette), Prerefunded to 3/1/22, 5.00%, 3/1/39	1,000	1,039,710
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,500	1,635,645
5.00%, 5/15/43	3,250	3,721,737
5.00%, 5/15/55	2,095	2,413,985
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,769,825
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,725,940
5.00%, 11/15/38(1)	1,010	1,113,697
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
5.00%, 10/1/37(1)	1,000	1,097,680
5.00%, 10/1/47(1)	1,280	1,399,846
5.00%, 10/1/57(1)	2,410	2,632,057
Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	370	418,096
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	25	19,500
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,415,362
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	9,588,604

Security	Principal Amount (000’s omitted)	Value
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront):
5.125%, 10/1/34	$2,500	$2,708,800
5.40%, 10/1/44	1,770	1,898,290
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	585	607,926
5.625%, 7/1/46(1)	555	581,734
5.75%, 7/1/54(1)	1,745	1,833,506
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover):
5.00%, 10/1/40	565	643,688
5.00%, 10/1/46	1,000	1,129,490
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	6,844,497
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,387,620
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge):
4.00%, 1/1/25	1,600	1,600,288
4.375%, 1/1/39	1,250	1,287,425
5.00%, 1/1/49	6,000	6,315,120
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,946,568
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/45	1,000	1,108,810
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,485	2,870,374
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):
7.25%, 6/1/34	75	80,465
7.25%, 6/1/39	1,190	1,275,109
7.50%, 6/1/49	6,855	7,353,427
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), 5.00%, 6/1/55	6,800	7,232,412
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	837,706
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/30	1,945	2,120,925
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,404,900
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	812,624
6.75%, 11/15/51	3,250	3,626,350
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace):
5.00%, 10/1/34	2,130	2,343,916
5.00%, 10/1/44	5,410	5,878,668
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
6.00%, 12/1/32	450	457,209
6.25%, 12/1/42	1,380	1,400,810

Security	Principal Amount (000’s omitted)	Value
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(1)	$3,350	$3,624,800
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.):
4.25%, 7/1/32	1,270	1,303,998
4.50%, 7/1/42	1,270	1,300,544
Warren County, OH, (Otterbein Homes Obligated Group):
5.00%, 7/1/39	1,975	2,146,825
5.50%, 7/1/39	500	535,610
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,600,530
5.00%, 7/1/46(1)	1,250	1,320,600
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/43(1)	4,000	4,534,840
5.00%, 1/1/48(1)	4,815	5,438,205
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	1,385	1,524,580
5.00%, 1/1/49(1)	695	762,603
Wayzata, MN, (Folkestone Senior Living Community):
4.00%, 8/1/38	175	178,980
4.00%, 8/1/39	125	127,843
4.00%, 8/1/44	815	831,186
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/36	365	418,268
4.00%, 11/15/41	370	417,083
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,630	2,746,114

		$158,014,645

Special Tax Revenue — 3.3%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$6,985	$7,694,536
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,242,080
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	686,994
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,455	4,880,853
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	645,273
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	900	1,028,466
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,653,073
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	1,005	10
5.75%, 5/1/38	1,150	1,160,684
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(5)	10,000	11,615,200
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,316,812
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,320	2,333,595

Security	Principal Amount (000’s omitted)	Value
South Orange County Public Financing Authority, CA, (Ladera Ranch):
5.00%, 8/15/31	$1,500	$1,547,790
5.00%, 8/15/33	1,000	1,031,430
5.00%, 8/15/34	450	464,013
South Village Community Development District, FL:
3.50%, 5/1/32	790	842,353
3.625%, 5/1/35	490	522,928
3.75%, 5/1/38	1,015	1,083,198
4.875%, 5/1/35	500	545,265
5.00%, 5/1/38	100	109,717
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	1,038	900,820
Series A2, 5.80%, 5/1/35	760	613,320
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	560	545,205
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,405	3,571,675

		$50,035,290

Student Loan — 0.4%
New Jersey Higher Education Student Assistance Authority:
(AMT), 4.00%, 12/1/30	$3,380	$3,605,074
(AMT), 4.75%, 12/1/43	2,765	2,872,863

		$6,477,937

Transportation — 24.3%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,358,300
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/49	10,000	12,257,600
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/36	1,740	2,127,046
(AMT), 5.00%, 12/31/37	760	926,866
Central Texas Regional Mobility Authority:
4.00%, 1/1/51	4,250	4,953,545
5.00%, 1/1/35	1,100	1,261,447
5.00%, 1/1/46	3,500	4,435,725
Series 2016, 5.00%, 1/1/40	2,375	2,758,230
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,637,080
Chicago, IL, (O’Hare International Airport):
4.00%, 1/1/35	7,500	8,944,800
5.00%, 1/1/35	2,500	2,963,100
5.00%, 1/1/38	5,000	5,916,800
(AMT), 4.375%, 1/1/40	2,500	2,729,800
(AMT), 5.00%, 1/1/25	2,555	2,746,216
(AMT), 5.00%, 1/1/26	2,170	2,331,274
(AMT), 5.00%, 7/1/33	500	609,915
(AMT), 5.00%, 7/1/38	1,500	1,784,100
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,705,875

Security	Principal Amount (000’s omitted)	Value
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
4.00%, 11/1/34	$8,995	$11,019,235
4.00%, 11/1/35	3,505	4,282,022
(AMT), 5.25%, 11/1/29	7,000	7,785,820
Eagle County Air Terminal Corp., CO:
(AMT), 5.00%, 5/1/37	1,000	1,140,640
(AMT), 5.00%, 5/1/41	4,940	5,599,045
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	8,840	9,193,600
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,218,933
Illinois Toll Highway Authority:
4.00%, 1/1/44(5)	13,050	15,104,070
5.00%, 1/1/40(5)	15,000	17,674,950
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	6,000	7,301,640
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/28	2,690	1,895,697
0.00%, 7/1/29	1,135	917,489
0.00%, 7/1/30	500	375,665
0.00%, 7/1/31	1,150	802,482
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	520,956
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/43	7,500	9,020,025
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	14,303,125
Mid-Bay Bridge Authority, FL:
5.00%, 10/1/30	2,050	2,371,378
5.00%, 10/1/35	5,000	5,736,000
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,576,000
New Jersey Transportation Trust Fund Authority, 4.00%, 6/15/41(4)	3,000	3,324,000
New Jersey Transportation Trust Fund Authority, (Transportation Program):
3.00%, 6/15/50	3,575	3,678,568
4.00%, 6/15/45	3,000	3,423,210
5.00%, 6/15/44	3,200	3,885,344
5.25%, 6/15/43	960	1,181,011
New Jersey Turnpike Authority, 5.00%, 1/1/48(5)	5,000	6,133,900
New Orleans Aviation Board, LA, (North Terminal Project):
(AMT), 5.00%, 1/1/35	2,000	2,273,460
(AMT), 5.00%, 1/1/43	1,500	1,770,570
New York Thruway Authority, 4.00%, 1/1/50	7,770	8,837,287
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,705	1,923,973
(AMT), 5.00%, 7/1/46	7,730	8,710,396
(AMT), 5.25%, 1/1/50	7,520	8,512,264

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 4.00%, 12/1/38	$2,050	$2,390,669
(AMT), 4.00%, 12/1/39	300	349,023
(AMT), 4.00%, 12/1/41	300	347,130
(AMT), 4.00%, 12/1/42	650	750,191
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	522,870
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,992,140
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(5)	10,000	10,174,400
Osceola County, FL, (Osceola Parkway):
5.00%, 10/1/44	2,000	2,474,340
5.00%, 10/1/49	2,500	3,073,650
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,815,578
Port Authority of New York and New Jersey:
(AMT), 4.00%, 9/1/33(5)	12,080	13,199,816
(AMT), 4.00%, 9/15/43	3,640	4,105,083
(AMT), 4.50%, 4/1/37(5)	10,000	10,337,100
(AMT), 5.00%, 10/15/35	4,050	4,865,022
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	11,216,200
South Jersey Port Corp., NJ:
(AMT), 5.00%, 1/1/42	2,500	2,911,725
(AMT), 5.00%, 1/1/48	5,500	6,357,890
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,537,392
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	315	366,351
4.00%, 12/31/38	585	678,588
4.00%, 12/31/39	305	353,044
5.00%, 12/31/35	375	473,411
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	11,865	14,283,443
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	16,430	18,293,326
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	329,995
0.00%, 8/1/46	2,500	862,725
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	2,500	2,989,850

		$369,991,426

Water and Sewer — 0.4%
Great Lakes Water Authority, MI, 5.00%, 7/1/49	$1,000	$1,239,710
Miami-Dade County, FL, Water and Sewer System Revenue, 4.00%, 10/1/44	2,250	2,688,120
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,167,547

		$6,095,377

Total Tax-Exempt Municipal Obligations — 88.6% (identified cost $1,238,497,574)		$1,350,095,467

Taxable Municipal Obligations — 5.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$191	$47,823

		$47,823

Escrowed/Prerefunded — 1.4%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$12,900,467
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	7,495	7,949,947

		$20,850,414

General Obligations — 0.9%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$7,418,202
Chicago Board of Education, IL, 5.182%, 12/1/21(8)	325	332,663
Chicago, IL, 7.75%, 1/1/42	4,356	4,877,500
Detroit, MI:
3.11%, 4/1/28	830	827,427
3.344%, 4/1/30	125	124,368
3.644%, 4/1/34	500	499,715

		$14,079,875

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$14,306,137
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	6,091,140

		$20,397,277

Insured-General Obligations — 0.4%
Addison Fire Protection District No. 1, IL:
(BAM), 2.802%, 12/30/39	$260	$251,511
(BAM), 2.842%, 12/30/40	570	549,623
Detroit, MI, (AMBAC), 5.15%, 4/1/25	6,229	6,229,459

		$7,030,593

Special Tax Revenue — 0.4%
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	$2,800	$2,804,060
5.25%, 3/1/31	2,905	2,949,679

		$5,753,739

Transportation — 0.6%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	$7,375	$8,751,027

		$8,751,027

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.1%
Great Lakes Water Authority, MI, 3.473%, 7/1/41	$1,000	$1,066,470

		$1,066,470

Total Taxable Municipal Obligations — 5.1% (identified cost $69,969,511)		$77,977,218

Total Investments — 96.3% (identified cost $1,345,251,651)		$1,467,234,046

Other Assets, Less Liabilities — 3.7%		$57,013,125

Net Assets — 100.0%		$1,524,247,171

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	13.5%
New York	12.3%
Illinois	12.1%
Others, representing less than 10% individually	58.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2021, 8.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 3.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $148,269,950 or 9.7% of the Fund’s net assets.

(2)	Amount is less than 0.05%.

(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(4)	When-issued security.

(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2021.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(8)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(175)	Short	6/21/21	$(23,105,469)	$320,960
U.S. Long Treasury Bond	(112)	Short	6/21/21	(17,612,000)	213,289

					$534,249

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

At April 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$39,161,361	$—	$39,161,361
Tax-Exempt Municipal Obligations	—	1,350,095,467	—	1,350,095,467
Taxable Municipal Obligations	—	77,977,218	—	77,977,218
Total Investments	$—	$1,467,234,046	$—	$1,467,234,046
Futures Contracts	$534,249	$—	$—	$534,249
Total	$534,249	$1,467,234,046	$—	$1,467,768,295

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.